UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina      November 18, 2009
---------------------  -----------------------------     -----------------
     [Signature]            [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total: $770,911
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13-F File Number  Name
---  ---------------------  -------------------------

1    028-12814              Investcorp Silverback Arbitrage Master Fund, Limited


                                                  FORM 13F INFORMATION TABLE
                                                       September 30, 2009




COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6        COL 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE    SHARED NONE
--------------                --------------    -----      --------  -------    --- ----  ----------      ----   ----    ------ ----
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7  23,833    28,000,000 PRN       Shared-Defined  1      28,000,000
ALBANY INTL CORP              NOTE 2.250% 3/1   012348AC2  10,242    12,722,000 PRN       Shared-Defined  1      12,722,000
ALPHA NATURAL RESOURCES INC   NOTE 2.375% 4/1   02076XAA0   7,354     7,500,000 PRN       Shared-Defined  1       7,500,000
AMBASSADORS INTL INC          NOTE 3.750% 4/1   023178AA4   5,208    10,850,000 PRN       Shared-Defined  None   10,850,000
AMERICAN INTL GROUP INC       UNIT 99/99/9999   026874115   1,940       167,896 SH        Shared-Defined  1         167,896
AMERICREDIT CORP              NOTE 2.125% 9/1   03060RAR2   7,923    10,000,000 PRN       Shared-Defined  1      10,000,000
ARVINMERITOR INC              NOTE 4.625% 3/0   043353AF8  29,239    38,579,000 PRN       Shared-Defined  1      38,579,000
BRISTOW GROUP INC             NOTE 3.000% 6/1   110394AC7   6,532     8,050,000 PRN       Shared-Defined  1       8,050,000
CAL DIVE INTL INC             NOTE 3.250%12/1   127914AB5  19,475    22,057,000 PRN       Shared-Defined  1      22,057,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1  14,017    17,446,000 PRN       Shared-Defined  1      17,446,000
CELL THERAPEUTICS INC         NOTE 4.000% 7/0   150934AF4   1,663     1,900,000 PRN       Shared-Defined  1       1,900,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3     998     1,250,000 PRN       Shared-Defined  1       1,250,000
CENTRAL EUROPEAN DIST CORP    NOTE 3.000% 3/1   153435AA0   5,014     6,000,000 PRN       Shared-Defined  None    6,000,000
CENTURY ALUM CO               NOTE 1.750% 8/0   156431AE8  35,895    39,366,000 PRN       Shared-Defined  1      39,366,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9  23,403    52,974,000 PRN       Shared-Defined  1      52,974,000
CHINA MED TECHNOLOGIES INC    NOTE 4.000% 8/1   169483AC8   6,475    10,000,000 PRN       Shared-Defined  None   10,000,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1  10,396    15,000,000 PRN       Shared-Defined  1      15,000,000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6  13,048     9,650,000 PRN       Shared-Defined  1       9,650,000
CONCEPTUS INC                 NOTE 2.250% 2/1   206016AA5   1,413     1,500,000 PRN       Shared-Defined  1       1,500,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0   207142AH3  18,108    21,150,000 PRN       Shared-Defined  None   21,150,000
CROWN CASTLE INTL CORP        COM               228227104     674        21,500 SH        Shared-Defined  1          21,500
DANA HOLDING CORP             COM               235825205   1,234       181,200 SH        Shared-Defined  1         181,200
DST SYS INC DEL               DBCV              233326AD9  10,442    10,000,000 PRN       Shared-Defined  1      10,000,000
EVERGREEN SOLAR INC           NOTE 4.000% 7/1   30033RAC2   1,388     3,432,000 PRN       Shared-Defined  1       3,432,000
FERRO CORP                    NOTE 6.500% 8/1   315405AL4  24,183    27,000,000 PRN       Shared-Defined  1      27,000,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1   37932JAA1  10,621    10,800,000 PRN       Shared-Defined  1      10,800,000
GOLDEN POND HEALTHCARE INC    *W EXP 11/06/201  38116J117     392        50,000 SH        Shared-Defined  1          50,000
GREENBRIER COS INC            NOTE 2.375% 5/1   393657AD3   5,272     7,426,000 PRN       Shared-Defined  None    7,426,000
GSI COMMERCE INC              NOTE 2.500% 6/0   36238GAD4  19,275    21,544,000 PRN       Shared-Defined  1      21,544,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5   5,504     6,208,000 PRN       Shared-Defined  1       6,208,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9  17,831    21,524,000 PRN       Shared-Defined  1      21,524,000
HORIZON LINES INC             NOTE 4.250% 8/1   44044KAB7  16,721    20,868,000 PRN       Shared-Defined  1      20,868,000
HUTCHINSON TECHNOLOGY INC     NOTE 3.250% 1/1   448407AF3   5,661     7,537,000 PRN       Shared-Defined  None    7,537,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0   45928HAD8  20,744    19,500,000 PRN       Shared-Defined  1      19,500,000
INVERNESS MED INNOVATIONS IN  PFD CONV SER B    46126P304  19,903        77,427 SH        Shared-Defined  1          77,427
JAZZ TECHNOLOGIES INC         NOTE 8.000%12/3   47214EAA0   3,836     5,500,000 PRN       Shared-Defined  None    5,500,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1   5,268     8,500,000 PRN       Shared-Defined  1       8,500,000
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0   495582AJ7   4,317     5,000,000 PRN       Shared-Defined  1       5,000,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0   501242AT8  11,608    14,039,000 PRN       Shared-Defined  1      14,039,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2   4,080     4,625,000 PRN       Shared-Defined  1       4,625,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250%12/1   52729NBF6   1,776     2,000,000 PRN       Shared-Defined  1       2,000,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1   52729NBK5  19,246    24,000,000 PRN       Shared-Defined  1      24,000,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1    530715AR2   3,850     6,750,000 PRN       Shared-Defined  1       6,750,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219LAH2   5,189     6,000,000 PRN       Shared-Defined  1       6,000,000
LINCARE HLDGS INC             DBCV 2.750%11/0   532791AE0   3,657     3,665,000 PRN       Shared-Defined  1       3,665,000
LIVE NATION INC               NOTE 2.875% 7/1   538034AB5  16,179    22,000,000 PRN       Shared-Defined  1      22,000,000
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0   5,057     6,650,000 PRN       Shared-Defined  1       6,650,000
MASSEY ENERGY CO              NOTE 3.250% 8/0   576203AJ2   3,830     4,800,000 PRN       Shared-Defined  1       4,800,000
MAXTOR CORP                   NOTE 2.375% 8/1   577729AE6  21,933    20,300,000 PRN       Shared-Defined  1      20,300,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2   8,799     9,150,000 PRN       Shared-Defined  1       9,150,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0   587200AF3  19,325    20,000,000 PRN       Shared-Defined  1      20,000,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6  31,886    38,000,000 PRN       Shared-Defined  1      38,000,000
MYLAN INC                     COM               628530107   1,076        67,184 SH        Shared-Defined  1          67,184
NASH FINCH CO                 FRNT 3.500% 3/1   631158AD4   8,427    20,000,000 PRN       Shared-Defined  1      20,000,000
NEWELL RUBBERMAID INC         NOTE 5.500% 3/1   651229AH9   4,950     2,500,000 PRN       Shared-Defined  1       2,500,000
NOVAMED INC DEL               NOTE 1.000% 6/1   66986WAA6  10,514    12,290,000 PRN       Shared-Defined  1      12,290,000
OVERTURE ACQUISITION CORP     *W EXP 01/30/201  G6830P118     742        75,000 SH        Shared-Defined  1          75,000
PHOTRONICS INC                NOTE 5.500%10/0   719405AF9     530       440,000 PRN       Shared-Defined  1         440,000
PHOTRONICS INC                COM               719405102   2,335       492,616 SH        Shared-Defined  1         492,616
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4  15,135    15,000,000 PRN       Shared-Defined  1      15,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307  11,308       188,089 SH        Shared-Defined  1         188,089
RICHARDSON ELECTRS LTD        NOTE 7.750%12/1   763165AE7   1,614     1,740,000 PRN       Shared-Defined  1       1,740,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5  14,881    19,000,000 PRN       Shared-Defined  1      19,000,000
SCHOOL SPECIALTY INC          SDCV 3.750%11/3   807863AL9  14,337    15,570,000 PRN       Shared-Defined  1      15,570,000
SEPRACOR INC                  COM               817315104   1,067        46,595 SH        Shared-Defined  1          46,595
SESI L L C                    NOTE 1.500%12/1   78412FAH7  11,408    12,633,000 PRN       Shared-Defined  1      12,633,000
SPDR TR                       UNIT SER 1        78462F103  21,118       200,000 SH  PUT   Shared-Defined  1         200,000
SPDR TR                       UNIT SER 1        78462F103     528         5,000 SH        Shared-Defined  1           5,000
SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1   86800CAE4   4,714     6,000,000 PRN       Shared-Defined  None    6,000,000
THERAVANCE INC                NOTE 3.000% 1/1   88338TAA2   9,912    11,850,000 PRN       Shared-Defined  1      11,850,000
TRICO MARINE SERVICES INC     NOTE 3.000% 1/1   896106AQ4   1,720     2,950,000 PRN       Shared-Defined  None    2,950,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6   7,763    10,500,000 PRN       Shared-Defined  1      10,500,000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1   87305RAC3   5,383     5,514,000 PRN       Shared-Defined  1       5,514,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2   8,608     8,200,000 PRN       Shared-Defined  1       8,200,000
USEC INC                      NOTE 3.000%10/0   90333EAC2  18,288    26,500,000 PRN       Shared-Defined  1      26,500,000
WESTERN REFNG INC             NOTE 5.750% 6/1   959319AC8   4,341     4,750,000 PRN       Shared-Defined  1       4,750,000
WRIGHT MED GROUP INC          NOTE 2.625%12/0   98235TAA5   4,214     5,000,000 PRN       Shared-Defined  1       5,000,000
XL CAP LTD                    CL A              G98255105   3,324       222,500 SH  CALL  Shared-Defined  1         222,500
YELLOW ROADWAY CORP           NOTE 5.000% 8/0   985577AA3  10,816    20,800,000 PRN       Shared-Defined  1      20,800,000





SK 04098 0012 1048281